Registration No. 333-144517
File No. 811-22092

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 7	☒

Oppenheimer Global Value Fund
(Exact Name of Registrant as Specified in Charter)

6803 S. Tucson Way, Centennial, CO 80112-3924
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): (303) 768-3200

Arthur S. Gabinet, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street
New York, New York 10281-1008
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of September, 2011.

OPPENHEIMER GLOBAL VALUE FUND

By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble *	Chairman of the Board	September 13, 2011
Brian F. Wruble	of Trustees

William F. Glavin, Jr.*	President and Principal	September 13, 2011
William F. Glavin, Jr.	Executive Officer

Brian W. Wixted*	Treasurer, Principal Financial	September 13, 2011
Brian W. Wixted	& Accounting Officer

David K. Downes*	Trustee	September 13, 2011
David K. Downes

Matthew P. Fink*	Trustee	September 13, 2011
Matthew P. Fink

Phillip A. Griffiths*	Trustee	September 13, 2011
Phillip A. Griffiths

Mary F. Miller*	Trustee	September 13, 2011
Mary F. Miller

Joel W. Motley*	Trustee	September 13, 2011
Joel W. Motley

Mary Ann Tynan, *	Trustee	September 13, 2011
Mary Ann Tynan

Joseph M. Wikler*	Trustee	September 13, 2011
Joseph M. Wikler

Peter I. Wold*	Trustee	September 13, 2011
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxnomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document